Financial Risk Management Objectives and Policies (Details) - Schedule of Gross Carrying Amounts for Financial Assets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Schedule of Gross Carrying Amounts for Financial Assets [Line Items]
Accounts receivable	[1]	$ 17,346,035	$ 9,807,667
Contract assets	[1]	16,024,969	11,140,109
Financial assets included in deposits and other receivables
Financial assets included in deposits and other receivables - Normal	[2]	808,679	764,611
Pledged bank deposits - Not yet past due		188,745	195,883
Cash and cash equivalents - Not yet past due		68,641,016	24,077,695
Total		103,009,444	45,985,965
12-month ECLs Stage 1 US$ [Member]
Schedule of Gross Carrying Amounts for Financial Assets [Line Items]
Accounts receivable	[1]
Contract assets	[1]
Financial assets included in deposits and other receivables
Financial assets included in deposits and other receivables - Normal	[2]	808,679	764,611
Pledged bank deposits - Not yet past due		188,745	195,883
Cash and cash equivalents - Not yet past due		68,641,016	24,077,695
Total		69,638,440	25,038,189
Lifetime ECLs Stage 2 US$ [Member]
Schedule of Gross Carrying Amounts for Financial Assets [Line Items]
Accounts receivable	[1]
Contract assets	[1]
Financial assets included in deposits and other receivables
Financial assets included in deposits and other receivables - Normal	[2]
Pledged bank deposits - Not yet past due
Cash and cash equivalents - Not yet past due
Total
Lifetime ECLs Stage 3 US$ [Member]
Schedule of Gross Carrying Amounts for Financial Assets [Line Items]
Accounts receivable	[1]
Contract assets	[1]
Financial assets included in deposits and other receivables
Financial assets included in deposits and other receivables - Normal	[2]
Pledged bank deposits - Not yet past due
Cash and cash equivalents - Not yet past due
Total
Lifetime ECLs Simplified approach US$ [Member]
Schedule of Gross Carrying Amounts for Financial Assets [Line Items]
Accounts receivable	[1]	17,346,035	9,807,667
Contract assets	[1]	16,024,969	11,140,109
Financial assets included in deposits and other receivables
Financial assets included in deposits and other receivables - Normal	[2]
Pledged bank deposits - Not yet past due
Cash and cash equivalents - Not yet past due
Total		$ 33,371,004	$ 20,947,776

[1]	For accounts receivable and contract assets to which the Group applies the simplified approach for impairment, information is disclosed in notes 14 and 15 to the financial statements.
[2]	The credit quality of financial assets included in deposits and other receivables is considered to be “normal” when it is not past due and there is no information indicating that the financials had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.